PROVISION FOR TAX, CIVIL AND LABOR RISKS	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Provision For Tax, Civil And Labor Risks

22.    PROVISION FOR TAX, CIVIL AND LABOR RISKS

The Company is involved in certain legal issues arising in the normal course of its business, which include civil, tax, social security, labor, business and other proceedings.

The Company’s Management believes that, based on the elements existing on the base date of these financial statements, the provision for tax, civil, labor, commercial and other risks is sufficient to cover possible losses on administrative and legal proceedings, as shown below.

22.1 Contingencies assessed as probable risk of loss

The changes in the provision for tax, civil and labor risks and contingent liabilities are presented below:

		Consolidated
	Tax		Civil		Labor		Contingent liabilities (business combination)		Total
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Balance at the beginning of the year	931,771	127,842	219,374	30,653	251,339	61,571	797,693	-	2,200,177	220,066
Acquisition of subsidiary (1)	-	671,667	-	102,208	-	163,962	-	820,103	-	1,757,940
Additions	47,116	169,824	181,856	329,294	90,855	44,566	(22)	9,772	319,805	553,456
Reversals (2)	(78,488)	(71,797)	(35,433)	(62,013)	(77,727)	(4,601)	(195,070)	(67,482)	(386,718)	(205,893)
Payments	(4,965)	(54,590)	(88,266)	(118,047)	(39,553)	(48,792)	-	-	(132,784)	(221,429)
Inflation adjustment	4,698	5,623	2,723	4,164	7,860	6,508	10,450	21,671	25,731	37,966
Exchange rate variation (OCI)	(25,609)	83,202	12,471	32,424	2,201	27,284	(15,466)	13,629	(26,403)	156,539
Transfers (3)	(12,429)	-	12,965	(99,309)	(1,503)	841	-	-	(967)	(98,468)
Balance as of the end of the year	862,094	931,771	305,690	219,374	233,472	251,339	597,585	797,693	1,998,841	2,200,177

Current									230,097	199,733
Non-current									1,768,744	2,000,444
(1)	Amounts arising from tax, labor and civil lawsuits with probability of possible and remote loss in the amount of R$709,751, R$55,624 and R$119,572, respectively, measured and recorded at the estimated fair value resulting from the business combination with Avon, in accordance with paragraph 23 of CPC 15/IFRS 3, additionally, the fair value of contingent liabilities includes liabilities assumed and recognized by Avon prior to the allocation of fair value, in the amount of R$872,993.

(2)	Reversals mainly refer to adhesion to state tax amnesty programs and change of labor proceedings estimates.

(3)	Amounts related to the 2020 period resulted from other liabilities of subsidiary Avon related to proceedings previously recognized as contingent liabilities being reclassified as other trade accounts payable.

22.1.1   Tax

Consolidated tax contingencies classified as probable risk of loss mainly involve discussions about the illegality of changes in state laws for the collection of ICMS. Part of the amount not paid is being discussed in court, and in some cases, the amounts are deposited in court, as mentioned in note 13. The tax provision also includes attorneys’ fees for the sponsorship of tax proceedings, when applicable.

22.1.2   Civil, commercial and other

As of December 31, 2021, the Company is party to commercial and other civil lawsuits and procedures, mainly related to indemnity claims. Provisions are periodically reviewed based on the evolution of processes and the evolution of jurisprudence to reflect the best estimate.

a)    Talc-related disputes

The subsidiary Avon has been named a defendant in numerous personal injury lawsuits filed in U.S. courts, alleging that certain talc products the Avon sold in the past were contaminated with asbestos. Many of these actions involve a number of co-defendants from a variety of different industries, including manufacturers of cosmetics and manufacturers of other products that, unlike the Avon’s products, were designed to contain asbestos. As of December 31, 2021, there were 151 individual cases pending against the Avon. During the year ended December 31, 2021, 107 new cases were shelved, and 120 cases were dismissed, settled or otherwise settled. The value of the settlements was not material, either individually or in the aggregate, to the Avon’s results of operations for the year ended December 31, 2021. Additional similar cases arising out of the use of the Avon’s talc products are reasonably anticipated.

We believe that the claims asserted against us in these cases are without merit. We are defending vigorously against these claims and will continue to do so. To date, the Avon has not proceeded to trial in any case filed against it and there have been no findings of liability enforceable against the Company. However, nationwide trial results in similar cases filed against other manufacturers of cosmetic talc products have ranged from outright dismissals to very large jury awards of both compensatory and punitive damages. Given the inherent uncertainties of litigation, we cannot predict the outcome of all individual cases pending against the Company, and we are only able to make a specific estimate for a small number of individual cases that have advanced to the later stages of legal proceedings. For the remaining cases, we reserve an estimate of exposure on an aggregated and ongoing basis, which considers the historical outcomes of all cases we have resolved to date. Any accruals currently recorded on the Avon’s balance sheet with respect to these cases are not material. However, any adverse outcomes, either in an individual case or in the aggregate, could be material. Future costs to litigate these cases, which we expense as incurred, are not known but may be significant, though some costs will be covered by insurance.

22.1.3   Labor

The Company, as of December 31, 2021, is a party in labor claims filed by former employees and service providers, mainly related to the payment of severance pay, overtime, salary premiums and monies owed as a result of subsidiary liability and discussion about the recognition of any employment relationship. None of these processes is individually relevant. Provisions are periodically reviewed based on the progress of lawsuits and history of losses on labor claims to reflect the best estimate.

22.2   Contingencies assessed as possible risk of loss

The Company has contingencies whose expectation of loss assessed by the Company’s Management and supported by the legal advisors is classified as possible and, therefore, no provision has been recorded.

As of December 31, 2021, the contingencies classified as possible loss probability totaled R$10,193,858 (R$9,559,551 as of December 31, 2020), of which R$597,585 (R$797,693 as of December 31, 2020) were recorded at the estimated fair value resulting from the business combinations with Avon Products Inc., shown in the table above.

	Consolidated
	2021	2020
Tax	9,884,541	9,205,601
Civil	128,479	133,302
Labor	180,838	220,648
Total contingent liabilities	10,193,858	9,559,551

22.2.1   Tax

Below are the most relevant tax contingencies related to the following matters:

a)	Infraction notices in which the Brazilian Federal Revenue Office requires IPI tax debts, due to the alleged non-observance of the minimum tax base, provided for in the legislation, when sales transactions destined to interdependent wholesalers. Currently, tax assessment notices are pending judgment at the administrative court level. As of December 31, 2021, the total amount under discussion classified as possible loss is R$2,009,562 (R$1,963,984 on December 31, 2020).

b)	Lawsuits in which the industrial establishment equivalence is discussed, as provided for in the Decree No. 8393/2015, which now requires IPI taxation of products listed in the referred legal provision in outbound transactions carried out by interdependent wholesalers. On December 31, 2021, the amount under discussion is R$1,907,246 (R$1,660,532 on December 31, 2020).

c)	Administrative and judicial processes that discuss the illegality of changes in Federal State laws regarding the collection of ICMS and ICMS-ST. As of December 31, 2021, the total amount under discussion is R$1,560,023 (R$1,503,657 as of December 31, 2020).

d)	Infraction notices in which the Brazilian Federal Revenue Office requires IRPJ and CSLL tax debts to challenge the tax deductibility of the amortization of goodwill generated in the context of a corporate reorganization between related parties. Currently, the legality of the administrative decisions that rejected the motions for clarification presented to challenge the special appeals dismissed is being discussed in the courts. As of December 31, 2021, the total amount under discussion classified as possible loss is R$1,419,237 (R$1,396,782 as of December 31, 2020).

e)	Infraction notices in which the Finance Department of the São Paulo Federal State requires the collection of ICMS-ST, which was fully collected by the recipient of the goods, the distributor. Currently, the process is pending judgment at the administrative court level. As of December 31, 2021, the total amount under discussion classified as possible loss is R$539,561 (R$529,660 as of December 31, 2020).

f)	Infraction notices in which the Brazilian Federal Revenue Office requires IPI tax debts for disagreeing with the tax classification adopted by the Company for some products. The tax assessment notices are awaiting judgment at the administrative court level. As of December 31, 2021, the total amount under discussion is R$662,991 (R$524,500 as of December 31, 2020).

22.2.2        Civil, commercial and other

Below are the most relevant contingencies related to the following matters:

a)      Shareholder disputes

On February 14, 2019, a purported shareholder’s class action complaint (Bevinal v. Avon Products, Inc., et al., No. 19-cv-1420) was filed in the United States District Court for the Southern District of New York against the Avon and certain former executive officers of Avon. The complaint was subsequently amended and recaptioned “In re Avon Products, Inc. Securities Litigation”. The amended complaint is brought on behalf of a purported class consisting of all purchasers or acquirers of Avon common stock between January 21, 2016 and November 1, 2017, inclusive. The complaint asserts violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the “Exchange Act”) based on allegedly false or misleading statements and alleged market manipulation with respect to, among other things, changes made to Avon’s credit terms for Representatives in Brazil. The subsidiary Avon and the individual defendants filed a motion to dismiss which the court denied. During 2020, the parties reached an agreement on a settlement of this class action. The terms of settlement include releases by members of the class of claims against subsidiary Avon and the individual defendants and payment of R$ 75,352. Approximately R$ 10,393 of the settlement was paid by the Avon (which represented the remaining deductible under the Avon’s applicable insurance policies) and the remainder of the settlement was paid by subsidiary Avon’s insurers. On August 31, 2020, the court granted preliminary approval of the settlement, and on February 3, 2021, the court entered an order and judgment granting final approval of the settlement.

22.3     ICMS on PIS and COFINS base

On May 13, 2021, the Brazilian Federal Supreme Court partially granted the motion to clarify filed by the Federal Government (Extraordinary Appeal No. 574.706/PR), aiming at restricting the effects of the decision, with general repercussion, that the ICMS does not integrate the tax base for purposes of assessment of the Profit Participation Program (PIS) and of the Contribution for the Financing of the Social Security (COFINS) and also determining that (i) the decision should produce effects as of March 15, 2017 (merit judgment), except for the court actions and administrative proceedings filed until such date; and (ii) the ICMS to be excluded from the PIS and COFINS base is the one indicated in the invoices.

As a result of this decision, and after reviewing in detail the calculations related to such credits, the Company recognized, during the year ended December 31, 2021, the credits arising from such discussion in the amount of R$135,297.